Long-term debt (Credit Facilities) (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended											0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014 rig	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Dec. 20, 2013	Dec. 31, 2012 rig	Apr. 30, 2011 drilling_unit	Oct. 31, 2010 drilling_unit	Jan. 31, 2011 rig	Jun. 30, 2010	Jun. 30, 2009	Mar. 31, 2013	Jul. 31, 2013	Oct. 31, 2013	Apr. 30, 2013 tranche	Dec. 31, 2013	Feb. 28, 2014	Jul. 31, 2014 drilling_unit	Aug. 26, 2014	Mar. 06, 2015	Jan. 31, 2015	Sep. 30, 2013	Sep. 27, 2013	Dec. 31, 2006	Mar. 20, 2013	Oct. 23, 2013	Jul. 16, 2013	May 31, 2014	Dec. 10, 2013
Debt Instrument [Line Items]
Net loss on debt extinguishment	$ (54,000,000)	$ 0	$ 0
Long-term Debt	12,620,000,000	13,466,000,000														13,466,000,000
Cash and restricted cash	449,000,000	318,000,000														318,000,000
Number of newbuild jack-ups under finance lease arrangements	1
Credit facility US$1,121
Debt Instrument [Line Items]
Debt Instrument, Face Amount									1,121,000,000
Net loss on debt extinguishment				16,000,000
$1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt Instrument, Face Amount																						1,750,000,000	1,750,000,000
US$800 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount																								800,000,000
Long-term Debt					194,000,000
$150 facility
Debt Instrument [Line Items]
Long-term Debt	150,000,000	150,000,000												150,000,000		150,000,000
US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Long-term Debt	309,000,000	345,000,000														345,000,000
US$1,450 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									1,450,000,000
Long-term Debt	433,000,000	1,390,000,000														1,390,000,000
Secured Debt | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Long-term Line of Credit	1,225,000,000	1,400,000,000														1,400,000,000
Credit facility US$450 -Eclipse [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			450,000,000			450,000,000
Maturity of debt	1 year				1 year
Long-term Debt	416,000,000	450,000,000														450,000,000
Debt collateral amount	657,000,000
US$440 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount			440,000,000			440,000,000
Number of tender rigs in an acquisition						2
Maturity of debt	5 years
Long-term Debt	258,000,000	293,000,000														293,000,000
Number of jack up drilling rigs in an acquisition						2
Amount drawn from the facility	320,000,000
Payment due at maturity of debt	166,000,000
$420 facility
Debt Instrument [Line Items]
Long-term Debt	351,000,000	0														0
US$400 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount			400,000,000			400,000,000
Maturity of debt	5 years
Long-term Debt	280,000,000	320,000,000														320,000,000
Assets pledged	694,000,000
Payment due at maturity of debt	200,000,000
US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt Instrument, Face Amount							2,000,000,000
Number of drilling rigs in an acquisition							6
Maturity of debt	6 years
Long-term Debt	1,367,000,000	1,503,000,000														1,503,000,000
Assets pledged	2,343,000,000
Payment due at maturity of debt	950,000,000
Credit facility US$700 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								700,000,000
Maturity of debt	5 years
Long-term Debt	420,000,000	490,000,000														490,000,000
Number of jack up drilling rigs in an acquisition								7
Assets pledged	1,074,000,000
Payment due at maturity of debt	350,000,000
Credit facility US$1,121
Debt Instrument [Line Items]
Number of ultra deepwater semi submersible rigs in an acquisition									2
Maturity of debt									7 years
Long-term Debt		912,000,000														912,000,000
US$1,200 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount										1,200,000,000
Maturity of debt										5 years
Long-term Debt	0	733,000,000														733,000,000
US$1,500 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount											1,500,000,000
Maturity of debt											5 years
Long-term Debt	0	706,000,000														706,000,000
Credit facility, Ship Finance International Loans, $420 facility
Debt Instrument [Line Items]
Long-term Debt	0	387,000,000														387,000,000
US$550 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount		550,000,000														550,000,000
Maturity of debt	5 years
Long-term Debt	0	440,000,000														440,000,000
Payment due at maturity of debt	275,000,000
Credit facility US$450 -Eminence [Member]
Debt Instrument [Line Items]
Long-term Debt	397,000,000	450,000,000														450,000,000
Assets pledged	589,000,000
Term Loan Facility | Credit Facility $1,350
Debt Instrument [Line Items]
Long-term Debt				675,000,000
Tranche 1 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Amount drawn from the facility															120,000,000
Tranche 1 | US$1,450 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									203,000,000
Debt instrument term												5 years
Balloon payment to be paid																									86,000,000
Debt Instrument, Balloon Payment Refinancing Period												5 years
Tranche 1 | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Debt instrument term												5 years
Debt instrument, interest rate	2.38%
Long-term Debt	300,000,000
Balloon payment to be paid	175,000,000
Tranche 1 | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt Instrument, Face Amount																						1,400,000,000
Long-term Line of Credit																										1,400,000,000
Tranche 1 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Assets pledged	225,000,000
Secured Debt | US$101 Million and US$98 Million Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt collateral amount	470,000,000
Pledged Assets, Not Owned by Reporting Entity	261,000,000
Secured Debt | Credit Facility $1,350
Debt Instrument [Line Items]
Debt Instrument, Face Amount				1,350,000,000
Debt instrument term	5 years
Long-term Line of Credit	1,317,000,000	0														0
Debt collateral amount	1,767,000,000
Secured Debt | Credit Facility $1,350 | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate	2.00%
Secured Debt | Credit facility US$300 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																											300,000,000
Long-term Line of Credit	210,000,000	234,000,000														234,000,000
Secured Debt | Credit facility US$300 [Member] | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis													LIBOR
Basis spread on variable rate	1.00%												3.00%
Secured Debt | $150 facility
Debt Instrument [Line Items]
Long-term Line of Credit	150,000,000	150,000,000														150,000,000
Secured Debt | $150 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis														LIBOR
Basis spread on variable rate														0.75%
Secured Debt | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Debt Instrument, Face Amount															360,000,000
Number of Tranches															3
Debt instrument term															5 years
Long-term Line of Credit	309,000,000	345,000,000														345,000,000
Secured Debt | US$360 facility (Asia Offshore Drilling) | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis															LIBOR
Basis spread on variable rate															2.75%
Secured Debt | Credit facility US$450 -Eminence [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	397,000,000	450,000,000														450,000,000
Maximum borrowing capacity		450,000,000														450,000,000
Secured Debt | Credit facility US$450 -Eminence [Member] | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis					LIBOR											LIBOR
Basis spread on variable rate					2.00%											1.75%
Secured Debt | Credit facility US$450 -Eclipse [Member] | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.00%
Secured Debt | US$440 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate	3.25%
Secured Debt | US$101 Million Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount	101,000,000
Secured Debt | US$550 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Secured Debt | Ship Finance International Loans, $700 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis						LIBOR
Basis spread on variable rate						3.00%											2.25%
Secured Debt | US$400 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate	2.50%
Secured Debt | US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt Instrument, Face Amount	2,000,000,000						2,000,000,000
Remaining borrowing capacity	50,000,000
Commitment fee (percentage)	40.00%
Secured Debt | US$2,000 facility (North Atlantic Drilling) | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate	2.00%
Secured Debt | Credit facility US$700 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	700,000,000
Secured Debt | Credit facility US$700 [Member] | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Secured Debt | US$1,200 facility
Debt Instrument [Line Items]
Maximum borrowing capacity																												1,200,000,000
Secured Debt | US$1,200 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis										LIBOR
Basis spread on variable rate										2.25%
Secured Debt | US$1,500 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis											LIBOR
Basis spread on variable rate											3.31%
Secured Debt | US$98 Million Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount	98,000,000
Secured Debt | US$1,450 facility
Debt Instrument [Line Items]
Debt collateral amount	622,000,000
Secured Debt | US$1,450 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis					LIBOR
Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		1,500,000,000
Debt instrument term																		12 years
Description of variable rate basis																		LIBOR
Long-term Line of Credit	1,469,000,000	0														0
Debt collateral amount																		1,840,000,000
Number of newbuild jack-ups under finance lease arrangements																		3
Secured Debt | $1,750 facility (Sevan Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	2.90%
Tranche 2 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Amount drawn from the facility															120,000,000
Tranche 2 | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Debt instrument term												5 years
Tranche 2 | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt Instrument, Face Amount																						350,000,000
Tranche 2 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Assets pledged	222,000,000
Tranche 3 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Amount drawn from the facility															120,000,000
Tranche 3 | US$360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Assets pledged	230,000,000
Revolving Credit Facility | Credit Facility $1,350
Debt Instrument [Line Items]
Long-term Debt				675,000,000
Minimum | Secured Debt | US$550 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Minimum | Secured Debt | Credit facility US$1,121 | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis									LIBOR
Basis spread on variable rate									2.25%
Minimum | Secured Debt | US$1,450 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.20%
Minimum | Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Basis spread on variable rate																		1.40%
Maximum | Secured Debt | US$550 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%
Maximum | Secured Debt | Credit facility US$1,121 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate									3.00%
Maximum | Secured Debt | US$1,450 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Maximum | Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Basis spread on variable rate																		2.50%
Affiliated Entity | Metrogas
Debt Instrument [Line Items]
Due to Related Parties		840,000,000														840,000,000													840,000,000
Affiliated Entity | Metrogas | Credit facility US$1,121
Debt Instrument [Line Items]
Debt Instrument, Face Amount																													1,121,000,000
Net loss on debt extinguishment																			16,000,000
Affiliated Entity | Metrogas | Credit facility US$1,121
Debt Instrument [Line Items]
Long-term Debt		72,000,000														72,000,000
Subsequent Event | Credit facility US $950
Debt Instrument [Line Items]
Maximum borrowing capacity																					950,000,000
Subsequent Event | Secured Debt | Credit facility US $950
Debt Instrument [Line Items]
Debt Instrument, Face Amount																					950,000,000
Subsequent Event | Secured Debt | Credit facility US$700 [Member]
Debt Instrument [Line Items]
Repayment of long-term debt																				170,000,000
Subsequent Event | Revolving Credit Facility | Credit facility US $950
Debt Instrument [Line Items]
Debt instrument term																					5 years
Description of variable rate basis																					LIBOR
Basis spread on variable rate																					2.00%
Maximum borrowing capacity																					475,000,000
SFL West Polaris Limited | Ship Finance International Loans, $700 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount			420,000,000			420,000,000		700,000,000
Debt instrument term						5 years
SFL West Polaris Limited | Secured Debt | Ship Finance International Loans, $700 facility
Debt Instrument [Line Items]
Assets pledged	564,000,000
Seadrill Limited and Seadrill Partners LLC | US$1,450 facility
Debt Instrument [Line Items]
Long-term Debt	856,000,000	1,390,000,000														1,390,000,000
Seadrill Tucana Ltd. | Credit facility US$300 [Member]
Debt Instrument [Line Items]
Assets pledged	204,000,000
Seadrill Castor Ltd. | Credit facility US$300 [Member]
Debt Instrument [Line Items]
Assets pledged	213,000,000
West Oberon | Secured Debt | $150 facility
Debt Instrument [Line Items]
Assets pledged	226,000,000
West Prospero | Secured Debt | $150 facility
Debt Instrument [Line Items]
Assets pledged	165,000,000
Sevan Drilling Pte Ltd. | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt collateral amount	589,000,000
Sevan Drilling Rig II Pte Ltd. | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt collateral amount	601,000,000
Sevan Drilling Rig V Pte Ltd. | $1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt collateral amount	719,000,000
Cash pledged as collateral under credit facilities
Debt Instrument [Line Items]
Cash and restricted cash		0														0
Cash pledged as collateral under credit facilities | Secured Debt | US$1,450 facility
Debt Instrument [Line Items]
Cash and restricted cash	$ 50,000,000